MAJOR CUSTOMER (Tables)	6 Months Ended
Jun. 30, 2021
Risks and Uncertainties [Abstract]
Schedule of Revenues by Major Customer	The following table sets forth the customers that represent 10% or more of the Company’s total revenues in each of the periods presented below:
	Six months ended June 30,
	2021	2020

Customer A	45%	63%